PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:
	Estimated Life	June 30, 2018	December 31, 2017
		(Unaudited)
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	436,173	434,563
Land	—	358,886	358,886
Building and improvements	5 - 25 years	823,131	823,131
Site costs	10 years	1,518,129	1,417,704
Crushing system	20 years	2,390,995	2,514,021
Process plant and equipment	10 years	3,530,460	3,530,460
Vehicles and mining equipment	5 - 10 years	605,824	605,824
		9,720,593	9,741,584
Less: accumulated depreciation		(6,883,150)	(6,438,218)

		$2,837,443	$3,303,366

For the six months ended June 30, 2018 and 2017, depreciation expense amounted to $492,958 and $567,883, respectively. During May 2018, the Company exchanged a reclaim tunnel and other equipment with a net book value of $75,000 (cost of $123,026 and associated accumulated depreciation of $48,026) for engineering design services also valued at $75,000. As a result, the assets and related accumulated depreciation were written-off as of June 30, 2018. No gain or loss was recognized on the exchange.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	December 31, 2017	December 31, 2016

Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	434,563	416,363
Land	—	358,886	358,886
Building and improvements	5 - 25 years	823,131	820,182
Site costs	10 years	1,417,704	1,412,624
Crushing system	20 years	2,514,021	2,505,012
Process plant and equipment	10 years	3,530,460	3,517,809
Vehicles and mining equipment	5 - 10 years	605,824	699,025
		9,741,584	9,786,896
Less: accumulated depreciation		(6,438,218)	(5,475,916)

		$3,303,366	$4,310,980

For the year ended December 31, 2017 and 2016, depreciation expense amounted to $1,071,942 and $1,097,066, respectively. During the year ended December 31, 2017, the Company wrote off fully depreciated property and equipment for a total of $109,640.